EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2015
Schedule Of Defined Benefit Plans Change In Benefit Obligation And Fair Value Of Plan Assets [Abstract]
Schedule Of Defined Benefit Plans, Change In Benefit Obligation And Fair Value Of Plan Assets
PROJECTED BENEFIT OBLIGATION, FAIR VALUE OF ASSETS AND FUNDED STATUS
SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	Pension benefits		Other postretirementbenefits
	2015	2014	2015	2014
CHANGE IN PROJECTED BENEFIT OBLIGATION
Net obligation at January 1	$3,839	$3,459	$1,115	$973
Service cost	114	101	26	24
Interest cost	154	161	44	49
Contributions from plan participants	―	―	19	17
Actuarial (gain) loss	(180)	441	(172)	105
Benefit payments	(273)	(217)	(60)	(58)
Plan amendments	5	4	(9)	1
Special termination benefits	―	―	―	5
Settlements and curtailments	(10)	(110)	―	(1)
Net obligation at December 31	3,649	3,839	963	1,115

CHANGE IN PLAN ASSETS
Fair value of plan assets at January 1	2,807	2,789	1,054	1,012
Actual return on plan assets	(73)	217	(21)	67
Employer contributions	33	128	11	16
Contributions from plan participants	―	―	19	17
Benefit payments	(273)	(217)	(60)	(58)
Settlements	(10)	(110)	―	―
Fair value of plan assets at December 31	2,484	2,807	1,003	1,054
Funded status at December 31	$(1,165)	$(1,032)	$40	$(61)
Net recorded (liability) asset at December 31	$(1,165)	$(1,032)	$40	$(61)

PROJECTED BENEFIT OBLIGATION, FAIR VALUE OF ASSETS AND FUNDED STATUS
SAN DIEGO GAS & ELECTRIC COMPANY
(Dollars in millions)
	Pension benefits		Other postretirementbenefits
	2015	2014	2015	2014
CHANGE IN PROJECTED BENEFIT OBLIGATION
Net obligation at January 1	$1,011	$939	$200	$171
Service cost	29	30	7	7
Interest cost	39	43	8	9
Contributions from plan participants	―	―	7	6
Actuarial (gain) loss	(52)	101	(43)	15
Benefit payments	(56)	(25)	(14)	(13)
Special termination benefits	―	―	―	5
Settlements	―	(87)	―	―
Transfer of liability (to) from other plans	(6)	10	―	―
Net obligation at December 31	965	1,011	165	200

CHANGE IN PLAN ASSETS
Fair value of plan assets at January 1	828	819	164	146
Actual return on plan assets	(24)	63	(3)	11
Employer contributions	2	56	7	14
Contributions from plan participants	―	―	7	6
Benefit payments	(56)	(25)	(14)	(13)
Settlements	―	(87)	―	―
Transfer of assets from other plans	2	2	―	―
Fair value of plan assets at December 31	752	828	161	164
Funded status at December 31	$(213)	$(183)	$(4)	$(36)
Net recorded liability at December 31	$(213)	$(183)	$(4)	$(36)

PROJECTED BENEFIT OBLIGATION, FAIR VALUE OF ASSETS AND FUNDED STATUS
SOUTHERN CALIFORNIA GAS COMPANY
(Dollars in millions)
	Pension benefits		Other postretirementbenefits
	2015	2014	2015	2014
CHANGE IN PROJECTED BENEFIT OBLIGATION
Net obligation at January 1	$2,398	$2,110	$866	$753
Service cost	74	60	17	16
Interest cost	98	100	34	38
Contributions from plan participants	―	―	12	11
Actuarial (gain) loss	(131)	300	(125)	90
Benefit payments	(187)	(163)	(43)	(43)
Plan amendments	3	―	(9)	1
Settlements	―	(10)	―	―
Transfer of liability from other plans	―	1	―	―
Net obligation at December 31	2,255	2,398	752	866

CHANGE IN PLAN ASSETS
Fair value of plan assets at January 1	1,763	1,758	870	848
Actual return on plan assets	(45)	138	(18)	54
Employer contributions	6	39	1	―
Contributions from plan participants	―	―	12	11
Benefit payments	(187)	(163)	(43)	(43)
Settlements	―	(10)	―	―
Transfer of assets from other plans	―	1	―	―
Fair value of plan assets at December 31	1,537	1,763	822	870
Funded status at December 31	$(718)	$(635)	$70	$4
Net recorded (liability) asset at December 31	$(718)	$(635)	$70	$4

Schedule Of Defined Benefit Plans Amounts Recognized In Balance Sheet [Abstract]
Schedule Of Defined Benefit Plans, Amounts Recognized In Balance Sheet
PENSION AND OTHER POSTRETIREMENT BENEFIT OBLIGATIONS, NET OF PLAN ASSETS AT DECEMBER 31
(Dollars in millions)
	Pension benefits				Other postretirementbenefits
	2015		2014		2015		2014
Sempra Energy Consolidated:
Noncurrent assets	$	―	$	―		$70		$4
Current liabilities		(43)		(33)		―		―
Noncurrent liabilities		(1,122)		(999)		(30)		(65)
Net recorded (liability) asset		$(1,165)		$(1,032)		$40		$(61)
SDG&E:
Current liabilities		$(5)		$(3)	$	―	$	―
Noncurrent liabilities		(208)		(180)		(4)		(36)
Net recorded liability		$(213)		$(183)		$(4)		$(36)
SoCalGas:
Noncurrent assets	$	―	$	―		$70		$4
Current liabilities		(2)		(2)		―		―
Noncurrent liabilities		(716)		(633)		―		―
Net recorded (liability) asset		$(718)		$(635)		$70		$4

Schedule Of Defined Benefit Plans Amounts In Accumulated Other Comprehensive Income [Abstract]
Schedule Of Defined Benefit Plans, Amounts In Accumulated Other Comprehensive Income
AMOUNTS IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
(Dollars in millions)
	Pension benefits		Other postretirementbenefits
	2015	2014	2015	2014
Sempra Energy Consolidated:
Net actuarial (loss) gain	$(84)	$(82)	$2	$(1)
Prior service cost	(5)	(2)	―	―
Total	$(89)	$(84)	$2	$(1)
SDG&E:
Net actuarial loss	$(8)	$(13)
Prior service credit	―	1
Total	$(8)	$(12)
SoCalGas:
Net actuarial loss	$(4)	$(5)
Prior service (cost) credit	(1)	1
Total	$(5)	$(4)

Schedule Of Defined Benefit Plans Accumulated Benefit Obligation [Abstract]
Schedule Of Defined Benefit Plans, Accumulated Benefit Obligation
ACCUMULATED BENEFIT OBLIGATION
(Dollars in millions)
	Sempra Energy Consolidated		SDG&E		SoCalGas
	2015	2014	2015	2014	2015	2014
Accumulated benefit obligation	$3,397	$3,555	$939	$978	$2,056	$2,182

Schedule Of Defined Benefit Plans Pension Plans With Benefit Obligations In Excess Of Plan Assets [Abstract]
Schedule Of Defined Benefit Plans, Pension Plans With Benefit Obligations In Excess Of Plan Assets
OBLIGATIONS OF FUNDED PENSION PLANS
(Dollars in millions)
	2015	2014
Sempra Energy Consolidated:
Projected benefit obligation	$3,410	$3,592
Accumulated benefit obligation	3,183	3,343
Fair value of plan assets	2,484	2,807
SDG&E:
Projected benefit obligation	$927	$964
Accumulated benefit obligation	906	937
Fair value of plan assets	752	828
SoCalGas:
Projected benefit obligation	$2,236	$2,379
Accumulated benefit obligation	2,039	2,166
Fair value of plan assets	1,537	1,763

Schedule Of Defined Benefit Plans Net Periodic Benefit Cost And Amounts Recognized In Other Comprehensive Income [Abstract]
Schedule Of Defined Benefit Plans, Net Periodic Benefit Cost and Amounts Recognized in Other Comprehensive Income
NET PERIODIC BENEFIT COST AND AMOUNTS RECOGNIZED IN OTHER COMPREHENSIVE INCOME (LOSS)
SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	Pension benefits			Other postretirement benefits
	2015	2014	2013	2015	2014	2013
NET PERIODIC BENEFIT COST
Service cost	$114	$101	$109	$26	$24	$28
Interest cost	154	161	148	44	49	44
Expected return on assets	(173)	(171)	(162)	(68)	(63)	(58)
Amortization of:
Prior service cost (credit)	11	11	4	(4)	(5)	(4)
Actuarial loss	38	18	54	―	―	7
Settlement and curtailment charges	4	31	2	―	(1)	―
Special termination benefits	―	―	―	―	5	5
Regulatory adjustment	(110)	(31)	(20)	12	6	6
Total net periodic benefit cost	38	120	135	10	15	28

CHANGES IN PLAN ASSETS AND BENEFIT OBLIGATIONS
RECOGNIZED IN OTHER COMPREHENSIVE INCOME (LOSS)
Net loss (gain)	17	38	(30)	(4)	1	(8)
Prior service cost	4	4	1	―	―	―
Amortization of actuarial loss	(14)	(23)	(9)	―	―	(1)
Total recognized in other comprehensive income (loss)	7	19	(38)	(4)	1	(9)
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$45	$139	$97	$6	$16	$19

NET PERIODIC BENEFIT COST AND AMOUNTS RECOGNIZED IN OTHER COMPREHENSIVE INCOME (LOSS)
SAN DIEGO GAS & ELECTRIC COMPANY
(Dollars in millions)
	Pension benefits			Other postretirement benefits
	2015	2014	2013	2015	2014	2013
NET PERIODIC BENEFIT COST
Service cost	$29	$30	$32	$7	$7	$8
Interest cost	39	43	41	8	9	8
Expected return on assets	(54)	(55)	(52)	(11)	(10)	(8)
Amortization of:
Prior service cost	8	2	2	3	2	4
Actuarial loss	2	4	14	―	―	―
Settlement charge	―	19	1	―	―	―
Special termination benefits	―	―	―	―	5	2
Regulatory adjustment	(20)	12	14	―	1	―
Total net periodic benefit cost	4	55	52	7	14	14

CHANGES IN PLAN ASSETS AND BENEFIT OBLIGATIONS
RECOGNIZED IN OTHER COMPREHENSIVE INCOME (LOSS)
Net (gain) loss	(6)	8	(2)	―	―	―
Amortization of actuarial loss	(1)	(3)	(1)	―	―	―
Total recognized in other comprehensive (loss) income	(7)	5	(3)	―	―	―
Total recognized in net periodic benefit cost and other comprehensive (loss) income	$(3)	$60	$49	$7	$14	$14

NET PERIODIC BENEFIT COST AND AMOUNTS RECOGNIZED IN OTHER COMPREHENSIVE INCOME (LOSS)
SOUTHERN CALIFORNIA GAS COMPANY
(Dollars in millions)
	Pension benefits			Other postretirement benefits
	2015	2014	2013	2015		2014		2013
NET PERIODIC BENEFIT COST
Service cost	$74	$60	$67		$17		$16	$17
Interest cost	98	100	90		34		38	34
Expected return on assets	(106)	(104)	(98)		(56)		(51)	(48)
Amortization of:
Prior service cost (credit)	9	9	2		(7)		(8)	(8)
Actuarial loss	21	6	31		―		―	6
Settlement charge	―	4	―		―		―	―
Special termination benefits	―	―	―		―		―	2
Regulatory adjustment	(90)	(43)	(34)		12		5	6
Total net periodic benefit cost	6	32	58		―		―	9

CHANGES IN PLAN ASSETS AND BENEFIT OBLIGATIONS
RECOGNIZED IN OTHER COMPREHENSIVE INCOME (LOSS)
Net loss	―	5	3		―		―	―
Prior service cost	2	―	―		―		―	―
Amortization of actuarial loss	―	(5)	(1)		―		―	―
Total recognized in other comprehensive income	2	―	2		―		―	―
Total recognized in net periodic benefit cost and other comprehensive income	$8	$32	$60	$	―	$	―	$9

Schedule Of Defined Benefit Plans Assumptions Used In Calculations [Abstract]
Schedule Of Assumptions Used [Text Block]
WEIGHTED-AVERAGE ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATION AT DECEMBER 31

	Pension benefits		Other postretirement benefits
	2015	2014	2015	2014
Sempra Energy Consolidated:
Discount rate	4.46%	4.09%	4.49%	4.15%
Rate of compensation increase	2.00-10.00	3.50-10.00	2.00-10.00	3.50-10.00
SDG&E:
Discount rate	4.35%	4.00%	4.50%	4.15%
Rate of compensation increase	2.00-10.00	3.50-10.00	2.00-10.00	3.50-10.00
SoCalGas:
Discount rate	4.50%	4.15%	4.50%	4.15%
Rate of compensation increase	2.00-10.00	3.50-10.00	2.00-10.00	3.50-10.00

WEIGHTED-AVERAGE ASSUMPTIONS USED TO DETERMINE NET PERIODIC BENEFIT COST FOR YEARS ENDED DECEMBER 31

	Pension benefits			Other postretirement benefits
	2015	2014	2013	2015	2014	2013
Sempra Energy Consolidated:
Discount rate	4.09%	4.85%	4.04%	4.15%	4.95%	4.09%
Expected return on plan assets	7.00	7.00	7.00	6.98	6.97	6.96
Rate of compensation increase	2.00-10.00	3.50-10.00	3.50-9.50	2.00-10.00	3.50-10.00	3.50-9.50
SDG&E:
Discount rate	4.00%	4.69%	3.94%	4.15%	5.00%	4.10%
Expected return on plan assets	7.00	7.00	7.00	6.91	6.88	6.81
Rate of compensation increase	2.00-10.00	3.50-10.00	3.50-9.50	2.00-10.00	3.50-10.00	N/A
SoCalGas:
Discount rate	4.15%	4.94%	4.10%	4.15%	4.95%	4.10%
Expected return on plan assets	7.00	7.00	7.00	7.00	7.00	7.00
Rate of compensation increase	2.00-10.00	3.50-10.00	3.50-9.50	2.00-10.00	3.50-10.00	3.50-9.50

Schedule Of Defined Benefit Plans Assumed Health Care Cost Trend Rates [Abstract]
Schedule Of Health Care Cost Trend Rates [Text Block]
ASSUMED HEALTH CARE COST TREND RATES AT DECEMBER 31

	Other postretirement benefit plans(1)
	Pre-65 retirees			Retirees aged 65 years and older
	2015	2014	2013	2015	2014	2013
Health care cost trend rate assumed for next year	8.10%	7.75%	8.25%	5.50%	5.25%	5.50%
Rate to which the cost trend rate is assumed to decline (the ultimate trend)	5.00%	5.00%	5.00%	4.50%	4.50%	4.50%
Year the rate reaches the ultimate trend	2022	2020	2020	2022	2020	2020
(1)	Excludes Mobile Gas Plan. For Mobile Gas, the health care cost trend rate assumed for next year for all retirees was 8.10 percent, 7.75 percent and 7.50 percent in 2015, 2014 and 2013, respectively; the ultimate trend was 5.00 percent in 2015, 2014 and 2013; and the year the rate reaches the ultimate trend was 2022, 2020 and 2019 in 2015, 2014 and 2013, respectively. For Chilquinta Energía, the health care cost trend rate assumed for next year and all subsequent years was 3.00 percent in each of 2015, 2014 and 2013.

EFFECT OF ONE-PERCENT CHANGE IN ASSUMED HEALTH CARE COST TREND RATES
(Dollars in millions)
	Sempra Energy
	Consolidated		SDG&E		SoCalGas
	1%	1%	1%	1%	1%	1%
	increase	decrease	increase	decrease	increase	decrease
Effect on total of service and interest
cost components of net periodic
postretirement health care benefit cost	$7	$(5)	$1	$(1)	$5	$(4)
Effect on the health care component of the
accumulated other postretirement
benefit obligations	74	(62)	5	(4)	67	(55)

Schedule Of Defined Benefit Plans Fair Value Of Plan Assets By Level In Fair Value Hierarchy [Abstract]
Schedule Of Defined Benefit Plans, Fair Value Of Plan Assets By Level In Fair Value Hierarchy
FAIR VALUE MEASUREMENTS – INVESTMENT ASSETS OF PENSION PLANS
(Dollars in millions)
	Fair value at December 31, 2015
	Level 1		Level 2		Level 3	Total
SDG&E:
Equity securities:
Domestic(1)	$269	$	―	$	―	$269
Foreign	163		―		―	163
Domestic preferred	―		2		―	2
Foreign preferred	1		―		―	1
Registered investment companies	38		―		―	38
Fixed income securities:
U.S. Treasury securities	38		―		―	38
Domestic municipal bonds	―		9		―	9
Foreign government bonds	―		3		―	3
Domestic corporate bonds(2)	―		103		―	103
Foreign corporate bonds	―		30		―	30
Common/collective trusts(3)	―		94		―	94
Registered investment companies	―		2		―	2
Other investments(4)	―		―		1	1
Total investment assets(5)	509		243		1	753

SoCalGas:
Equity securities:
Domestic(1)	552		―		―	552
Foreign	334		―		―	334
Domestic preferred	―		4		―	4
Foreign preferred	2		1		―	3
Registered investment companies	77		―		―	77
Fixed income securities:
U.S. Treasury securities	76		―		―	76
Domestic municipal bonds	―		19		―	19
Foreign government bonds	―		6		―	6
Domestic corporate bonds(2)	―		209		―	209
Foreign corporate bonds	―		62		―	62
Common/collective trusts(3)	―		193		―	193
Registered investment companies	―		5		―	5
Other investments(4)	1		―		3	4
Total investment assets(6)	1,042		499		3	1,544

Other Sempra Energy:
Equity securities:
Domestic(1)	72		―		―	72
Foreign	43		―		―	43
Domestic preferred	―		1		―	1
Registered investment companies	9		―		―	9
Fixed income securities:
U.S. Treasury securities	10		―		―	10
Domestic municipal bonds	―		3		―	3
Foreign government bonds	―		1		―	1
Domestic corporate bonds(2)	―		26		―	26
Foreign corporate bonds	―		8		―	8
Common/collective trusts(3)	―		25		―	25
Total other Sempra Energy(7)	134		64		―	198
Total Sempra Energy Consolidated(8)	$1,685		$806		$4	$2,495
(1)	Investments in common stock of domestic corporations.
(2)	Bonds of U.S. issuers from diverse industries, primarily investment-grade.
(3)	Investments in common/collective trusts held in Sempra Energy’s Pension Master Trust.
(4)	Investments in venture capital and real estate funds, stated at net asset value, and derivative financial instruments.
(5)	Excludes cash and cash equivalents of $4 million, accounts payable of $7 million and transfers receivable from other plans of $2 million at SDG&E.
(6)	Excludes cash and cash equivalents of $9 million and accounts payable of $16 million at SoCalGas.
(7)	Excludes cash and cash equivalents of $1 million, accounts payable of $2 million and transfers payable to other plans of $2 million at Other Sempra Energy.
(8)	Excludes cash and cash equivalents of $14 million and accounts payable of $25 million at Sempra Energy Consolidated.

FAIR VALUE MEASUREMENTS – INVESTMENT ASSETS OF PENSION PLANS
(Dollars in millions)
	Fair value at December 31, 2014
	Level 1		Level 2		Level 3	Total
SDG&E:
Equity securities:
Domestic(1)	$307	$	―	$	―	$307
Foreign	186		―		―	186
Domestic preferred	―		1		―	1
Foreign preferred	1		―		―	1
Registered investment companies	40		―		―	40
Fixed income securities:
U.S. Treasury securities	38		―		―	38
Domestic municipal bonds	―		11		―	11
Foreign government bonds	―		12		―	12
Domestic corporate bonds(2)	―		117		―	117
Foreign corporate bonds	―		36		―	36
Common/collective trusts(3)	―		62		―	62
Registered investment companies	―		10		―	10
Other investments(4)	―		―		4	4
Total investment assets(5)	572		249		4	825

SoCalGas:
Equity securities:
Domestic(1)	651		―		―	651
Foreign	395		―		―	395
Domestic preferred	―		3		―	3
Foreign preferred	3		1		―	4
Registered investment companies	86		―		―	86
Fixed income securities:
U.S. Treasury securities	80		―		―	80
Domestic municipal bonds	―		24		―	24
Foreign government bonds	―		25		―	25
Domestic corporate bonds(2)	―		249		―	249
Foreign corporate bonds	―		77		―	77
Common/collective trusts(3)	―		132		―	132
Registered investment companies	―		21		―	21
Other investments(4)	1		―		8	9
Total investment assets(6)	1,216		532		8	1,756

Other Sempra Energy:
Equity securities:
Domestic(1)	81		―		―	81
Foreign	49		―		―	49
Foreign preferred	―		1		―	1
Registered investment companies	10		―		―	10
Fixed income securities:
U.S. Treasury securities	9		―		―	9
Domestic municipal bonds	―		4		―	4
Foreign government bonds	―		3		―	3
Domestic corporate bonds(2)	―		30		―	30
Foreign corporate bonds	―		9		―	9
Common/collective trusts(3)	―		16		―	16
Registered investment companies	―		2		―	2
Other investments(4)	―		―		1	1
Total other Sempra Energy(7)	149		65		1	215
Total Sempra Energy Consolidated(8)	$1,937		$846		$13	$2,796
(1)	Investments in common stock of domestic corporations include, on a combined basis at SDG&E, SoCalGas and Other Sempra Energy, 11,558 shares of Sempra Energy common stock at a value of $1 million.
(2)	Bonds of U.S. issuers from diverse industries, primarily investment-grade.
(3)	Investments in common/collective trusts held in Sempra Energy’s Pension Master Trust.
(4)	Investments in venture capital and real estate funds, stated at net asset value, and derivative financial instruments.
(5)	Excludes cash and cash equivalents of $3 million at SDG&E.
(6)	Excludes cash and cash equivalents of $7 million at SoCalGas.
(7)	Excludes cash and cash equivalents of $1 million at Other Sempra Energy.
(8)	Excludes cash and cash equivalents of $11 million at Sempra Energy Consolidated.

FAIR VALUE MEASUREMENTS – INVESTMENT ASSETS OF OTHER POSTRETIREMENT BENEFIT PLANS
(Dollars in millions)
	Fair value at December 31, 2015
	Level 1		Level 2		Level 3	Total
SDG&E:
Equity securities:
Domestic(1)	$39	$	―	$	―	$39
Foreign	24		―		―	24
Registered investment companies	41		―		―	41
Fixed income securities:
U.S. Treasury securities	5		―		―	5
Domestic municipal bonds	―		3		―	3
Domestic corporate bonds(2)	―		15		―	15
Foreign corporate bonds	―		4		―	4
Common/collective trusts(3)	―		14		―	14
Registered investment companies	―		16		―	16
Total investment assets(4)	109		52		―	161

SoCalGas:
Equity securities:
Domestic(1)	123		―		―	123
Foreign	74		―		―	74
Domestic preferred	―		1		―	1
Registered investment companies	43		―		―	43
Broad market funds	―		216		―	216
Fixed income securities:
U.S. Treasury securities	42		―		―	42
Domestic municipal bonds	―		7		―	7
Domestic corporate bonds(2)	―		87		―	87
Foreign government bonds	―		2		―	2
Foreign corporate bonds	―		28		―	28
Common/collective trusts(3)	―		151		―	151
Registered investment companies	―		49		―	49
Total investment assets(5)	282		541		―	823

Other Sempra Energy:
Equity securities:
Domestic(1)	5		―		―	5
Foreign	3		―		―	3
Domestic preferred	―		1		―	1
Registered investment companies	4		―		―	4
Fixed income securities:
U.S. Treasury securities	2		―		―	2
Domestic corporate bonds(2)	―		1		―	1
Foreign government bonds	―		1		―	1
Foreign corporate bonds	―		1		―	1
Common/collective trusts(3)	―		1		―	1
Registered investment companies	―		1		―	1
Total other Sempra Energy	14		6		―	20
Total Sempra Energy Consolidated(6)	$405		$599	$	―	$1,004
(1)	Investments in common stock of domestic corporations.
(2)	Bonds of U.S. issuers from diverse industries, primarily investment-grade.
(3)	Investments in common/collective trusts held in PBOP plan VEBA trusts and in the pension master trust.
(4)	Excludes cash and cash equivalents of $1 million and accounts payable of $1 million held in SDG&E PBOP plan trusts.
(5)	Excludes cash and cash equivalents of $3 million and accounts payable of $4 million held in SoCalGas PBOP plan trusts.
(6)	Excludes cash and cash equivalents of $4 million and accounts payable of $5 million at Sempra Energy Consolidated.

FAIR VALUE MEASUREMENTS – INVESTMENT ASSETS OF OTHER POSTRETIREMENT BENEFIT PLANS
(Dollars in millions)
	Fair value at December 31, 2014
	Level 1		Level 2		Level 3	Total
SDG&E:
Equity securities:
Domestic(1)	$41	$	―	$	―	$41
Foreign	25		―		―	25
Registered investment companies	43		―		―	43
Fixed income securities:
U.S. Treasury securities	5		―		―	5
Domestic municipal bonds	―		3		―	3
Domestic corporate bonds(2)	―		16		―	16
Foreign government bonds	―		2		―	2
Foreign corporate bonds	―		5		―	5
Common/collective trusts(3)	―		8		―	8
Registered investment companies	―		16		―	16
Total investment assets	114		50		―	164

SoCalGas:
Equity securities:
Domestic(1)	133		―		―	133
Foreign	81		―		―	81
Domestic preferred	―		1		―	1
Foreign preferred	1		―		―	1
Registered investment companies	45		―		―	45
Broad market funds	―		222		―	222
Fixed income securities:
U.S. Treasury securities	16		―		―	16
Domestic municipal bonds	―		5		―	5
Domestic corporate bonds(2)	―		61		―	61
Foreign government bonds	―		5		―	5
Foreign corporate bonds	―		25		―	25
Common/collective trusts(3)	―		265		―	265
Registered investment companies	―		6		―	6
Other investments(4)	―		―		2	2
Total investment assets(5)	276		590		2	868

Other Sempra Energy:
Equity securities:
Domestic(1)	6		―		―	6
Foreign	3		―		―	3
Registered investment companies	4		―		―	4
Fixed income securities:
U.S. Treasury securities	1		―		―	1
Domestic corporate bonds(2)	―		2		―	2
Common/collective trusts(3)	―		1		―	1
Registered investment companies	―		2		―	2
Total other Sempra Energy(6)	14		5		―	19
Total Sempra Energy Consolidated(7)	$404		$645		$2	$1,051
(1)	Investments in common stock of domestic corporations include, on a combined basis at SDG&E, SoCalGas and Other Sempra Energy, 2,005 shares of Sempra Energy common stock at a value of $0.2 million.
(2)	Bonds of U.S. issuers from diverse industries, primarily investment-grade.
(3)	Investments in common/collective trusts held in PBOP plan VEBA trusts and in the pension master trust.
(4)	Investments in venture capital and real estate funds, stated at net asset value, and derivative financial instruments.
(5)	Excludes cash and cash equivalents of $2 million held in SoCalGas PBOP plan trusts.
(6)	Excludes cash and cash equivalents of $1 million held in Other Sempra Energy PBOP plan trusts.
(7)	Excludes cash and cash equivalents of $3 million at Sempra Energy Consolidated.

Schedule Of Defined Benefit Plans Level 3 Investment Plan Assets [Abstract]
Schedule Of Defined Benefit Plans, Level 3 Investment Plan Assets
LEVEL 3 INVESTMENT ASSETS
(Dollars in millions)
	Pension plans						Other postretirement benefit plans
	Level 3 investment assets		% of total investment assets				Level 3 investment assets				% of total investment assets
	2015	2014	2015		2014		2015		2014		2015		2014
SDG&E	$1	$4	―	%	―	%	$	―	$	―	―	%	―	%
SoCalGas	3	8	―		―			―		2	―		―
All other	―	1	―		―			―		―	―		―
Sempra Energy Consolidated	$4	$13	―		―		$	―		$2	―		―

Schedule Of Defined Benefit Plans Level 3 Reconciliations [Abstract]
Schedule of Effect of Significant Unobservable Inputs Changes in Plan Assets [Text Block]
LEVEL 3 RECONCILIATIONS
(Dollars in millions)
		SDG&E		SoCalGas		All other		Sempra EnergyConsolidated
PENSION PLANS
Balance at January 1, 2014		$6		$13		$2		$21
Realized gains		1		2		―		3
Unrealized losses		(1)		(2)		―		(3)
Sales		(2)		(5)		(1)		(8)
Balance at December 31, 2014		4		8		1		13
Realized gains		1		1		―		2
Unrealized gains		―		2		―		2
Sales		(4)		(8)		(1)		(13)
Balance at December 31, 2015		$1		$3	$	―		$4
OTHER POSTRETIREMENT BENEFIT PLANS
Balance at January 1, 2014		$1		$2	$	―		$3
Unrealized losses		(1)		―		―		(1)
Balance at December 31, 2014		―		2		―		2
Sales		―		(2)		―		(2)
Balance at December 31, 2015	$	―	$	―	$	―	$	―

Schedule Of Defined Benefit Plans Estimated Future Employer Contributions In Next Fiscal Year [Abstract]
Schedule Of Defined Benefit Plans, Estimated Future Employer Contributions In Next Fiscal Year
EXPECTED CONTRIBUTIONS
(Dollars in millions)
	Sempra Energy
	Consolidated	SDG&E	SoCalGas
Pension plans	$126	$5	$77
Other postretirement benefit plans	5	2	1

Schedule Of Defined Benefit Plans Estimated Future Benefit Payments [Abstract]
Schedule Of Expected Benefit Payments [Text Block]
EXPECTED BENEFIT PAYMENTS
(Dollars in millions)
	Sempra Energy Consolidated		SDG&E		SoCalGas
		Other		Other		Other
	Pension	postretirement	Pension	postretirement	Pension	postretirement
	benefits	benefits	benefits	benefits	benefits	benefits
2016	$325	$47	$86	$8	$187	$36
2017	310	50	84	9	187	38
2018	311	53	82	10	186	40
2019	298	56	80	10	180	42
2020	291	61	77	10	175	44
2021-2025	1,295	296	339	54	808	228

Schedule Of Defined Benefit Plans Contributions To Savings Plans [Abstract]
Schedule Of Defined Benefit Plans, Contributions To Savings Plans
CONTRIBUTIONS TO SAVINGS PLANS
(Dollars in millions)
	2015	2014	2013
Sempra Energy Consolidated	$43	$38	$35
SDG&E	17	15	14
SoCalGas	21	18	17